STOCKHOLDERS' EQUITY - Schedule of Outstanding Options (Details) (USD $)			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Stock Options
Number Options
Options outstanding, beginning	2,000,000		153,846
Options Granted			794,230
Options Exercised
Forfeited
Options Cancelled			(105,769)
Options outstanding, ending	2,000,000		842,307
Awards Exercisable	83,333		102,564
Weighted Average Exercise Price
Weighted Average Exercise price, beginning			$ 6.50
Granted			$ 5.05
Exercised
Forfeited
Cancelled			$ 11.05
Weighted Average Exercise price, ending			$ 4.91
Vested and exercisable	$ 0.50		$ 6.56
Weighted Average Remaining Contractual Life
Balance Beginning			9 years 10 months 13 days
Granted			4 years 0 months 11 days
Cancelled			4 years 8 months 12 days
Balance ending			5 years 5 months 16 days
Grant date fair value (per share)			$ 3.54